Accounts and other receivables (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts and other receivables	$ 283,561	$ 5,585
Other receivable	200,000
Customers [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 83,561